Shareholders' Equity - Sale of shares (Details) $ / shares in Units, € in Thousands				1 Months Ended		12 Months Ended	16 Months Ended
	Oct. 31, 2024 shares	Oct. 25, 2024 EUR (€) shares	Oct. 25, 2024 USD ($) shares	Oct. 31, 2024 EUR (€) shares	Oct. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 shares	Sep. 30, 2024 USD ($)
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | €						€ 71,635
2024 shelf registration statement
Disclosure of classes of share capital [line items]
Maximum offering price in shelf registration statement | $								$ 300,000,000
At the market offerings with Cantor Fitzgerald and Co under shelf registration statement
Disclosure of classes of share capital [line items]
Maximum offering price in shelf registration statement | $								$ 75,000,000
Percentage of commission payable for gross proceeds from sales agreement								3.00%
Issue of ordinary shares (in shares)							0
October 2024 underwritten public offering
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares)				18,000,000	18,000,000
Price per share | $ / shares					$ 3.5
Proceeds from issuing shares				€ 64,600	$ 69,790,000
Payments for share issue costs | €				4,365
Net proceeds from issuing shares | €				€ 60,235
Underwriters' option in connection to October 2024 underwritten public offering
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares)	1,940,072
Duration of underwriters' option				30 days	30 days
Number of shares callable for options issued	2,700,000			2,700,000	2,700,000
Share purchase agreement with Eli Lilly and Company
Disclosure of classes of share capital [line items]
Issue of ordinary shares (in shares)		3,523,538	3,523,538
Proceeds from issuing shares		€ 11,400	$ 12,300,000
Purchase price cap, share purchase agreement | $			$ 15,000,000